Condensed Financial Information of DHT Holdings, Inc. - Profit(Loss) Reconciliation (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profitloss Reconciliation [Abstract]
Profit/(loss) of the parent company only under cost method off accounting	$ 20,293	$ (5,228)	$ 107,780
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(13,664)	14,467	(2,456)
Profit of the parent company only under equity method of accounting	$ 6,628	$ 9,239	$ 105,325